Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	ARBITRAGE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001105076
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2015
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015